Summarizing Options Issued And Outstanding (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summarizing Options Issued And Outstanding
Summarizing Options Issued And Outstanding

Below is a table summarizing the options issued and outstanding as of June 30, 2012.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
11/25/11	720,000	3.00-5.00	3	5/25/15-11/25/17	2,880,000
06/30/12	720,000	4.00	-	-	$2,880,000

Below is a table summarizing the options issued and outstanding as of December 31, 2011.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
11/25/11	720,000	3.00-5.00	3.5-6	5/25/15-11/25/17	2,880,000
12/31/11	720,000	4.00	-	-	2,880,000